Non-controlling interests	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Non-controlling interests
38.
Non-controlling
interests

Total non-controlling interests includes the following individually material non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the ViiV Healthcare sub-group
is as follows:

	2019 £m	2018 £m	2017 £m
Turnover	4,816	4,665	4,269
Profit after taxation	2,574	560	825
Other comprehensive (expense)/ income	(29)	19	20

Total comprehensive income	2,545	579	845

	2019 £m	2018 £m
Non-current assets	2,660	2,787
Current assets	2,905	2,643

Total assets	5,565	5,430
Current liabilities	(2,742)	(2,638)
Non-current liabilities	(7,811)	(8,895)

Total liabilities	(10,553)	(11,533)

Net liabilities	(4,988)	(6,103)

	2019 £m	2018 £m	2017 £m
Net cash inflow from operating activities	2,375	2,212	2,132
Net cash outflow from investing activities	(202)	(237)	(207)
Net cash outflow from financing activities	(1,947)	(1,982)	(1,820)

I ncrease /(decrease) in cash and bank overdrafts in the year	226	(7)	105
The above financial information relates to the ViiV Healthcare group on a stand-alone basis, before the impact of Group-related adjustments, primarily related to the recognition of preferential dividends. The profit after taxation of £2,574 million (2018 – £560 million; 2017 –

£825 million) is stated after charging preferential dividends payable to GSK, Shionogi and Pfizer and after a charge of £37 million (2018 – £1,194 million; 2017 – £908 million) for remeasurement of contingent consideration payable. This consideration is expected to be paid over a number of years.
The following amounts attributable to the ViiV Healthcare group are included in GSK’s
Financial statements
:

	2019 £m	2018 £m	2017 £m
Share of profit for the year attributable to non-controlling interest	482	254	187
Dividends paid to non-controlling interest	(310)	(332)	(381)
Non-controlling interest in the Consolidated balance sheet	(344)	(543)	(476)
Consumer Healthcare Joint Venture
GSK holds 68% of the Consumer Healthcare
sub-group,
giving rise to a material
non-controllling
interest. Summarised financial information in respect of the Consumer Healthcare sub-group
is as follows:

2019 £m
Turnover	4,240
Profit after taxation	150
Other comprehensive expenses	(721)

Total comprehensive expenses	(571)

2019 £m
Non-current assets	29,899
Current assets	5,713

Total assets	35,612

Current liabilities	(4,219)
Non-current liabilities	(4,027)

Total liabilities	(8,246)

Net assets	27,366

2019 £m
Net cash inflow from operating activities	1,014
Net cash outflow from investing activities	(776)
Net cash outflow from financing activities	(78)

Decrease in cash and bank overdrafts in the period	160
The above financial information relates to the Consumer Healthcare Joint Venture on a stand-alone basis since its formation on 31 July 2019, before the impact of Group-related adjustments and the classification of cash pooling accounts with Group companies outside of the Consumer Healthcare Joint Venture but after Major restructuring charges.
The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Financial statements:

2019 £m
Share of profit for the period attributable to non-controlling interest	69
Non-controlling interest in the Consolidated balance sheet	6,911